UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5348
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: AUGUST 31, 2006
                         ---------------

Date of reporting period:  FEBRUARY 28, 2006
                           -----------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                             VILLERE BALANCED FUND

                    SEMI-ANNUAL REPORT     FEBRUARY 28, 2006

                              (VILLERE & CO. LOGO)
                         Investment Counsel Since 1911

                                 On the cover:

The majestic cypress, the state tree of Louisiana, flourishes in the swamps and bayous. Its trunk often soars 100 feet into the sky, growing strong in environments that are inhospitable to other trees, while its wood is valued for both beauty and endurance. Villere and Co., a part of the New Orleans landscape for almost 100 years, has achieved notable success in challenging financial environments. For the first three months after Hurricane Katrina, the home for
Villere & Co. was Cypress Asset Management in Houston. We are deeply grateful to our colleagues for their hospitality and strength.

         Illustration provided by The Historic New Orleans Collection.

March 14, 2006

To Our Fellow Shareholders:

At the close of our semi-annual period, February 28, 2006, the Villere Balanced Fund achieved a one-year return of 10.06% that compares to the S&P 500 return of 8.38% and the Lipper Balanced Index return of 7.46%. Our five-year return is 42.35% (7.31% annualized) that compares to the S&P 500 that improved 12.21% (2.33% annualized) and the Lipper Balanced Index that rose 23.80% (4.36% annualized). Our cumulative return since inception (9/30/99) is 91.00% (10.61% on an annualized basis) and compares with the S&P 500 that increased 10.22% (1.53% annualized). It also outperformed the Lipper Balanced Index, which returned 33.23% (4.58% annualized). Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.villere.com. Our performance was ranked by the mutual fund
            ---------------
rating agency, Lipper, placing us #63 (10th Percentile) and #14 (4th Percentile) out of 664 and 386 Balanced Funds for the one and five-year periods ending February 28, 2006 respectively. Since inception (9/30/99) we are ranked #4 out of 339 Balanced Funds (2nd percentile). Ranking information is based upon fund total returns. At the close of our semi-annual period the asset allocation was 60%, 29% and 11% invested in stocks, bonds and cash respectively.

We are happy to report that we are back in New Orleans after a 3 month hiatus in Houston due to Hurricane Katrina. We have relocated four blocks from our old office in downtown New Orleans, but are thrilled to occupy new space in a much-improved building.

One year ago our assets were $39 million. As of this writing, they have increased 36% to $53 million. It is important for our existing shareholders to know that our increasing assets demonstrate strength and also create economies of scale. For example, our shareholders are incurring lower fees as the expense ratio is now 1.28% versus 1.50% twelve months ago.

A BALANCED APPROACH

We are often asked, "Why a balanced fund?" In starting our Fund we had the option of utilizing many different strategies, from a fund with 100% stocks to one with 100% bonds. Simply put, we believe that investors want above average long-term returns by participating in stocks, but also want, or need, some protection in down markets by owning some bonds. We also found that many investors did not want to worry about allocating between stocks and bonds based on timing a host of factors such as equity market conditions, or interest rates. We decided that if we could create a fund with basic parameters, such as 60-70% in stocks, and 25-40% in bonds, it would take the burden from individual investors of anguishing over equity exposure, or timing their asset allocation; hence the Villere Balanced Fund was born. We began this fund in September of 1999 when stocks were fashionable (and expensive in hindsight), and many believed owning bonds was overly conservative. In the event, the market peaked in March of 2000, and bond exposure was fortuitous, preserving principal while equities were falling. No one knows what the future holds; therefore some bond exposure is prudent.

We are currently a bit cautious on the stock market, and have invested our Fund closer to the minimum percentage of 60% in equities. We have kept our bond exposure near the minimum of our range at 25% since the Fund's inception, but as interest rates have moved up dramatically, making yields more attractive, we have increased our bond exposure to 29%. We believe our style of stock selection should do well in these uncertain times.

One of our successes over the past six months was American Vanguard, which has appreciated 45%. American Vanguard is a diversified specialty and agricultural products company that develops and markets products for crop protection and management. They have a simple strategy; acquire brand name, niche product lines from larger companies that divest mature products that are seemingly no longer profitable. Vanguard is able to purchase these mature chemical lines at reasonable prices to add great value.

We have stood by our Fund's objectives in seeking long-term capital growth. We believe that in this turbulent market a balanced fund is the investment vehicle of choice as it offers the stability of fixed income, and the opportunity for growth in equities.

In conclusion, we are confident that our style of conducting extensive research on each company will allow us to succeed. We continue to invest in companies that we feel have excellent managements and strong earning power, whose potential is yet to be recognized by the investing public.

Thank you for your investment in the Villere Balanced Fund.

/s/St. Denis J. Villere                 /s/George G. Villere

St. Denis J. Villere                    George G. Villere

/s/George V. Young                      /s/St. Denis J. Villere III

George V. Young                         St. Denis J. Villere III

Footnotes:

The opinions expressed above are those of St. Denis J. Villere, George G. Villere, George V. Young and St. Denis J. Villere III, and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Lipper Analytical Services, Inc. is an independent mutual fund research and rating service. Each Lipper average represents a universe of funds with similar investment objectives. Rankings for the periods shown include dividends and distributions reinvested and do not reflect sales charges.

The Lipper Balanced Index is an equally weighted performance index of the largest qualifying funds in the Lipper Category. The indices are unmanaged and returns include reinvested dividends. The S&P 500 is an unmanaged index that is widely regarded as the standard for measuring large-cap U.S. stock market performance. The stock index does not incur expenses. Indices are not available for investment.

Please refer to the Schedule of Investments in the report for more complete information regarding Fund holdings. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE. INVESTMENTS IN DEBT SECURITIES TYPICALLY DECREASE IN VALUE WHEN INTEREST RATES RISE. THIS RISK IS USUALLY GREATER FOR LONGER-TERM DEBT SECURITIES.

SECTOR ALLOCATION at February 28, 2006 (Unaudited)

       SECTOR ALLOCATION                                 % OF NET ASSETS
       -----------------                                 ---------------
       Consumer Discretionary                                  16.8%
       Consumer Goods                                           1.0%
       Consumer Staples                                         1.6%
       Energy                                                  11.5%
       Financials                                              13.3%
       Health Care                                             12.3%
       Industrial Goods                                         1.1%
       Industrials                                             10.2%
       Information Technology                                   8.7%
       Materials                                                9.4%
       Technology                                               0.4%
       Telecommunications Services                              0.8%
       U.S. Treasury Note                                       1.9%
       Money Market                                             9.6%
       Other Assets in Excess of Liabilities                    1.4%
                                                              ------
       Net Assets                                             100.0%

EXPENSE EXAMPLE - For the Six Months Ended February 28, 2006 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/05 - 2/28/06).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently, the Fund's transfer agent charges a $15.00 fee. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                            Beginning        Ending           Expenses Paid
                             Account         Account        During the Period
                           Value 9/1/05   Value 2/28/06   9/1/05 - 2/28/06*<F1>
                           ------------   -------------   ---------------------
Actual                        $1,000         $1,035               $6.46
Hypothetical (5% annual
  return before expenses)     $1,000         $1,018               $6.41

*<F1> Expenses are equal to the Fund's annualized expense ratio of 1.28% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

SCHEDULE OF INVESTMENTS at February 28, 2006 (Unaudited)

SHARES                                                                VALUE
------                                                                -----
COMMON STOCKS: 59.7%

AUTO COMPONENTS: 3.2%
   109,100   Noble
               International Ltd.                                  $ 1,674,685
                                                                   -----------
BIOTECHNOLOGY: 4.6%
   172,000   Luminex Corp.*<F2>                                      2,408,000
                                                                   -----------
CHEMICALS: 7.5%
    82,000   American
               Vanguard Corp.                                        2,354,220
    43,700   Cabot Corp.                                             1,617,774
                                                                   -----------
                                                                     3,971,994
                                                                   -----------
COMMERCIAL BANKS: 3.7%
    75,000   First State Bancorp.                                    1,936,500
                                                                   -----------
DIVERSIFIED CONSUMER
  SERVICES: 2.8%
    67,000   H&R Block, Inc.                                         1,494,100
                                                                   -----------
ENERGY EQUIPMENT
  & SERVICES: 7.8%
   200,000   Input/Output, Inc.*<F2>                                 1,512,000
    67,000   PHI, Inc.*<F2>                                          2,612,330
                                                                   -----------
                                                                     4,124,330
                                                                   -----------
HEALTH CARE EQUIPMENT
  & SUPPLIES: 7.8%
    55,900   Advanced Medical
               Optics, Inc.*<F2>                                     2,486,432
    73,700   Laserscope*<F2>                                         1,611,819
                                                                   -----------
                                                                     4,098,251
                                                                   -----------
MACHINERY: 3.0%
    83,000   3D Systems Corp.*<F2>                                   1,577,000
                                                                   -----------
OIL & GAS: 3.7%
   100,000   Delta
               Petroleum Corp.*<F2>                                  1,951,000
                                                                   -----------
ROAD & RAIL: 4.0%
    44,000   YRC
               Worldwide, Inc.*<F2>                                  2,104,960
                                                                   -----------
SOFTWARE: 3.5%
    84,000   EPIQ
               Systems, Inc.*<F2>                                    1,845,480
                                                                   -----------
SPECIALTY RETAIL: 8.1%
   109,000   Cabela's, Inc. -
               Class A*<F2>                                          2,061,190
    66,700   O'Reilly
               Automotive, Inc.*<F2>                                 2,182,424
                                                                   -----------
                                                                     4,243,614
                                                                   -----------
TOTAL COMMON STOCKS
  (Cost $23,863,933)                                                31,429,914
                                                                   -----------

PRINCIPAL
AMOUNT
---------
CORPORATE BONDS: 27.4%

AEROSPACE & DEFENSE: 0.6%
$  300,000   General Dynamics
               Corp., 5.375%,
               08/15/2015                                              305,779
                                                                   -----------
CAPITAL MARKETS: 0.9%
   200,000   Goldman Sachs
               Group, Inc.,
               6.875%, 01/15/2011                                      213,604
   250,000   Merrill Lynch &
               Co., Inc., 6.875%,
               11/15/2018                                              282,675
                                                                   -----------
                                                                       496,279
                                                                   -----------
CHEMICALS: 1.8%
 1,000,000   Du Pont E.I. De
               Nemours & Co.,
               4.750%,
               11/15/2012                                              973,756
                                                                   -----------
COMMERCIAL BANKS: 1.8%
 1,000,000   BB&T Corp.,
               4.900%,
               06/30/2017                                              961,929
                                                                   -----------
COMMERCIAL SERVICES
  & SUPPLIES: 1.9%
 1,000,000   International Lease
               Finance Corp.,
               5.870%,
               05/01/2013                                            1,022,465
                                                                   -----------
COMMUNICATIONS
  EQUIPMENT: 2.9%
 1,500,000   Cisco Systems, Inc.,
               5.500%,
               02/22/2016                                            1,513,143
                                                                   -----------
COMPUTERS &
  PERIPHERALS: 0.5%
   250,000   International
               Business Machines
               Corp., 4.750%,
               11/29/2012                                              246,338
                                                                   -----------
CONSUMER FINANCE: 0.1%
    75,000   Ford Motor Credit
               Co., 5.800%,
               01/12/2009                                               67,431
                                                                   -----------
DIVERSIFIED FINANCIAL
  SERVICES: 5.1%
   500,000   Caterpillar Financial
               Services Corp.,
               2.625%,
               01/30/2007                                              488,980
 1,000,000   CIT Group, Inc.,
               5.000%,
               02/01/2015                                              967,143
   750,000   Countrywide Home
               Loans, Inc.,
               4.000%,
               03/22/2011                                              702,272
   500,000   JPMorgan Chase
               & Co.,
               4.870%,
               03/15/2014                                              483,853
                                                                   -----------
                                                                     2,642,248
                                                                   -----------
DIVERSIFIED TELECOMMUNICATION
  SERVICES: 0.8%
   415,000   AT&T Corp.,
               6.000%,
               03/15/2009                                              422,138
                                                                   -----------
FOOD: 1.1%
   500,000   McCormick & Co.,
               Inc., 3.350%,
               04/15/2009                                              479,870
    75,000   Sara Lee Corp.,
               6.000%,
               01/15/2008                                               75,546
                                                                   -----------
                                                                       555,416
                                                                   -----------
FOOD PRODUCTS: 0.8%
   400,000   Kraft Foods, Inc.,
               5.250%,
               10/01/2013                                              396,544
                                                                   -----------
HOLDING & OTHER
  INVESTMENT OFFICES: 1.2%
   633,000   Colonial Bank,
               6.375%,
               12/01/2015                                              647,892
                                                                   -----------
HOUSEHOLD DURABLES: 2.7%
 1,500,000   Leggett & Platt,
               Inc., 4.650%,
               11/15/2014                                            1,417,125
                                                                   -----------
HOUSEHOLD PRODUCTS: 0.8%
   450,000   Procter & Gamble
               Co., 3.500%,
               12/15/2008                                              431,890
                                                                   -----------
INSURANCE: 1.4%
   750,000   Prudential
               Financial, Inc.,
               5.000%,
               01/15/2013                                              736,151
                                                                   -----------
IT SERVICES: 1.8%
 1,000,000   First Data Corp.,
               4.850%,
               10/01/2014                                              954,334
                                                                   -----------
MARINE: 0.4%
   200,000   International
               Shipholding Corp.,
               7.750%,
               10/15/2007+<F3>                                         204,240
                                                                   -----------
ROAD & RAIL: 0.3%
   125,000   CSX
               Transportation, Inc.,
               7.770%,
               04/01/2010                                              136,380
                                                                   -----------
TELECOMMUNICATIONS: 0.4%
   200,000   GTE Corp.,
               6.360%,
               04/15/2006                                              200,266
                                                                   -----------
TRANSPORTATION
  EQUIPMENT: 0.1%
    75,000   McDonnell
               Douglas Corp.,
               6.875%,
               11/01/2006                                               75,751
                                                                   -----------
TOTAL CORPORATE BONDS
  (Cost $14,604,266)                                                14,407,495
                                                                   -----------

U.S. TREASURY OBLIGATION: 1.9%
 1,000,000   United States
               Treasury Note,
               2.750%, 07/31/2006
               (Cost $995,974)                                         992,305
                                                                   -----------

SHORT TERM INVESTMENT:  9.6%
 5,060,282   Federated Cash Trust
               Money Market
               (Cost $5,060,282)                                     5,060,282
                                                                   -----------
TOTAL INVESTMENTS
  IN SECURITIES: 98.6%
  (Cost $44,524,455)                                                51,889,996
Other Assets in Excess
  of Liabilities: 1.4%                                                 747,468
                                                                   -----------
TOTAL NET
  ASSETS: 100.0%                                                   $52,637,464
                                                                   -----------
                                                                   -----------

*<F2>  Non-Income Producing.
+<F3> Security valued at its fair value under the supervision of the Board of Trustees. (See Note 6)

       The cost basis of investments for federal income tax purposes at February 28, 2006 was as follows*<F4>:

       Cost of investments                       $44,524,455
                                                 -----------
       Gross unrealized appreciation               8,210,414
       Gross unrealized depreciation                (844,873)
                                                 -----------
       Net unrealized appreciation               $ 7,365,541
                                                 -----------
                                                 -----------

       *<F4> Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at February 28, 2006 (Unaudited)

ASSETS
Investments in securities, at value (cost $44,524,455)             $51,889,996
Receivables:
     Securities sold                                                   633,476
     Fund shares sold                                                    5,100
     Dividends and interest                                            216,995
Prepaid expenses                                                        14,207
                                                                   -----------
          Total assets                                              52,759,774
                                                                   -----------

LIABILITIES
Payables:
     Securities purchased                                               54,685
     Advisory fees                                                      29,750
     Administration fees                                                 7,868
     Custodian fees                                                      1,399
     Fund accounting fees                                                6,601
     Transfer agent fees                                                 7,002
     Chief compliance officer fees                                       1,250
Accrued expenses                                                        13,755
                                                                   -----------
          Total liabilities                                            122,310
                                                                   -----------
NET ASSETS                                                         $52,637,464
                                                                   -----------
                                                                   -----------

COMPONENTS OF NET ASSETS
Paid-in capital                                                    $44,638,723
Undistributed net investment income                                     46,679
Accumulated net realized gain on investments                           586,521
Net unrealized appreciation on investments                           7,365,541
                                                                   -----------
          Net assets                                               $52,637,464
                                                                   -----------
                                                                   -----------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE ($52,637,464/ 3,251,781 shares outstanding; unlimited
  number of shares authorized without par value)                        $16.19
                                                                        ------
                                                                        ------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Six Months Ended February 28, 2006 (Unaudited)

INVESTMENT INCOME
Income
     Interest income                                                $  381,569
     Dividend income                                                   104,281
                                                                    ----------
          Total income                                                 485,850
                                                                    ----------
Expenses
     Advisory fees                                                     180,742
     Administration fees                                                48,102
     Fund accounting fees                                               15,215
     Transfer agent fees                                                13,318
     Audit fees                                                          8,421
     Registration fees                                                   6,414
     Reports to shareholders                                             5,617
     Legal fees                                                          3,852
     Custody fees                                                        3,792
     Trustee fees                                                        3,695
     Chief compliance officer fees                                       2,500
     Miscellaneous                                                       2,143
     Insurance expense                                                     943
                                                                    ----------
          Total expenses                                               294,754
          Plus: prior year fees waived subject
            to recoupment (See Note 3)                                  15,105
                                                                    ----------
          Net expenses                                                 309,859
                                                                    ----------
               NET INVESTMENT INCOME                                   175,991
                                                                    ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments                                     1,083,096
Change in net unrealized appreciation on investments                   490,310
                                                                    ----------
     Net realized and unrealized gain on investments                 1,573,406
                                                                    ----------
          NET INCREASE IN NET ASSETS
            RESULTING FROM OPERATIONS                               $1,749,397
                                                                    ----------
                                                                    ----------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                   Six Months Ended        Year Ended
                                                February 28, 2006#<F6>  August 31, 2005
                                                ----------------------  ---------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income                                 $   175,991         $   116,981
Net realized gain on investments                        1,083,096           1,503,014
Change in net unrealized appreciation
  on investments                                          490,310           5,301,404
                                                      -----------         -----------
     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS                        1,749,397           6,921,399
                                                      -----------         -----------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                               (210,410)            (67,383)
From net realized gain                                 (1,711,872)           (474,103)
                                                      -----------         -----------
     TOTAL DISTRIBUTIONS TO SHAREHOLDERS               (1,922,282)           (541,486)
                                                      -----------         -----------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
  net change in outstanding shares (a)<F5>              4,210,605          16,541,052
                                                      -----------         -----------
     TOTAL INCREASE IN NET ASSETS                       4,037,720          22,920,965
                                                      -----------         -----------

NET ASSETS
Beginning of period                                    48,599,744          25,678,779
                                                      -----------         -----------
END OF PERIOD (INCLUDING UNDISTRIBUTED
  NET INVESTMENT INCOME OF $46,679
  AND $81,098)                                        $52,637,464         $48,599,744
                                                      -----------         -----------
                                                      -----------         -----------

(a)<F5>  Summary of capital share transactions is as follows:

                                          Six Months Ended                          Year Ended
                                      February 28, 2006#<F6>                      August 31, 2005
                                      -----------------------                ------------------------
                                      Shares            Value                Shares             Value
                                      ------            -----                ------             -----
Shares sold                           298,395        $ 4,754,647            1,281,596        $19,404,515
Shares issued in reinvestment
  of distributions                    122,395          1,894,669               35,164            534,846
Shares redeemed                      (152,385)        (2,438,711)            (224,146)        (3,398,309)
                                     --------        -----------            ---------        -----------
Net increase                          268,405        $ 4,210,605            1,092,614        $16,541,052
                                     --------        -----------            ---------        -----------
                                     --------        -----------            ---------        -----------

#<F6>     Unaudited.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             Six Months
                                               Ended
                                            February 28,                            Year Ended August 31,
                                             2006#<F7>         2005           2004           2003           2002           2001
                                            ------------       ----           ----           ----           ----           ----
Net asset value,
  beginning of period                          $16.29         $13.58         $12.10         $10.22         $11.99         $12.94
                                               ------         ------         ------         ------         ------         ------

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                       0.06           0.04           0.03           0.04           0.08           0.13
     Net realized and unrealized
       gain (loss) on investments                0.48           2.92           1.48           1.91          (1.75)         (0.48)
                                               ------         ------         ------         ------         ------         ------
Total from
  investment operations                          0.54           2.96           1.51           1.95          (1.67)         (0.35)
                                               ------         ------         ------         ------         ------         ------

LESS DISTRIBUTIONS:
     From net
       investment income                        (0.07)         (0.03)         (0.03)         (0.07)         (0.10)         (0.15)
     From net realized gain                     (0.57)         (0.22)            --             --             --          (0.45)
                                               ------         ------         ------         ------         ------         ------
Total distributions                             (0.64)         (0.25)         (0.03)         (0.07)         (0.10)         (0.60)
                                               ------         ------         ------         ------         ------         ------
Net asset value, end of period                 $16.19         $16.29         $13.58         $12.10         $10.22         $11.99
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------

Total return                                     3.50%^<F9>    21.90%         12.49%         19.23%        (14.05)%        (2.50)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end
  of period (millions)                          $52.6          $48.6          $25.7          $11.6           $7.8           $7.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
     Before fees waived and
       expenses absorbed                         1.22%+<F8>     1.27%          1.45%          1.92%          2.30%          2.78%
     After fees waived and
       expenses absorbed                         1.28%+<F8>     1.50%          1.50%          1.50%          1.50%          1.50%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
     Before fees waived and
       expenses absorbed                         0.79%+<F8>     0.54%          0.30%          0.02%         (0.07)%        (0.03)%
     After fees waived and
       expenses absorbed                         0.73%+<F8>     0.31%          0.25%          0.44%          0.73%          1.25%
Portfolio turnover rate                         17.83%^<F9>    29.79%         20.38%         38.50%         19.84%         32.45%

#<F7>   Unaudited.
+<F8>   Annualized.
^<F9>   Not Annualized.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 - ORGANIZATION

     The Villere Balanced Fund (the "Fund") is a series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified open-end management investment company. The Fund commenced operations on September 30, 1999. The investment objective of the Fund is to seek long-term capital growth, consistent with preservation of capital and balanced by current income. The Fund seeks to achieve its objective by investing in a combination of equity securities and high quality fixed income obligations.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Securities Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

          U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at their current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost does not represent fair value.

          Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices (using the mean between the bid and asked price). Short-term securities with 60 days or less remaining to maturity, unless conditions indicate otherwise, are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

          Corporate debt securities are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

          All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

     B. Federal Income Taxes. The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. Securities Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined using the specific identification method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Purchased discounts and premiums on securities held are accreted or amortized to interest income over the life of each security using a method which approximates the effective interest method. Interest income is recorded on an accrual basis.

     D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     St. Denis J. Villere & Company, LLC (the "Adviser") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). The Adviser furnishes all investment advice, office space, facilities and most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to receive a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund. For the six months ended February 28, 2006 the Fund incurred $180,742 in advisory fees.

     The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to limit the Fund's expenses by reducing all or a portion of its fees and reimbursing the Fund's expenses so that its ratio of expenses to average net assets will not exceed 1.50%. Any fees waived or voluntarily reduced and/or any Fund expenses absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. For the six months ended February 28, 2006, $15,105 in fees waived by the Adviser in 2003 were recouped.

     U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountant; coordinates the preparation and payment of Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

          Under $15 million             $30,000
          $15 to $50 million            0.20% of average daily net assets
          $50 to $100 million           0.15% of average daily net assets
          $100 to $150 million          0.10% of average daily net assets
          Over $150 million             0.05% of average daily net assets

     For the six months ended February 28, 2006, the Fund incurred $48,102 in administration fees.

     Quasar Distributors, LLC (the "Distributor") serves as principal underwriter for shares of the Villere Balanced Fund and acts as the Fund's distributor in a continuous public offering of the Fund's shares. U.S. Bank, N.A. (the "Custodian") serves as the Fund's custodian. Both the Distributor and Custodian are affiliates of the Administrator.

     Certain officers of the Trust are also officers and/or directors of the Administrator and the Distributor.

     For the six months ended February 28, 2006, the Villere Balanced Fund was allocated $2,500 of the Chief Compliance Officer fee.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and proceeds from the sales of securities excluding short-term investments and U.S. Government obligations for the six months ended February 28, 2006, were $9,729,706 and $8,018,362, respectively.

     The cost of purchases and proceeds from the sales of U.S. Government obligations for the six months ended February 28, 2006, were $0 and $0, respectively.

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

     On December 15, 2005, a distribution of $0.6414 per share was declared. The dividend was paid on December 15, 2005, to shareholders of record on December 14, 2005.

     The tax character of distributions paid during the six months ended February 28, 2006 and the fiscal year ended August, 31 2005 was as follows:

                                       February 28,      August 31,
                                           2006             2005
                                       ------------      ----------
     Distributions paid from:
        Ordinary income                 $  210,410        $ 67,383
        Long-term capital gain          $1,711,872        $474,103

     As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

        Cost of investments                                 $41,696,430
                                                            -----------
        Gross tax unrealized appreciation                     7,281,818
        Gross tax unrealized depreciation                      (406,587)
                                                            -----------
        Net tax unrealized appreciation                       6,875,231
                                                            -----------
        Undistributed ordinary income                            81,098
        Undistributed long-term capital gain                  1,215,297
                                                            -----------
        Total distributable earnings                          1,296,395
                                                            -----------
        Other accumulated gains/(losses)                             --
                                                            -----------
        Total accumulated earnings/(losses)                 $ 8,171,626
                                                            -----------
                                                            -----------

NOTE 6 - FAIR VALUATION OF INVESTMENT

     On February 28, 2006, the investment in $200,000 par value of International Shipholding Corp., 7.750%, 10/15/2007 was not being priced by the pricing service. The investment was valued at its fair value as determined in good faith by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

FEDERAL TAX INFORMATION (Unaudited)

The Villere Balanced Fund designates 100.0% of the dividends declared from net investment income during the year ended August 31, 2005 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.
For the year ended August 31, 2005, 100.0% of the ordinary distributions paid by the Villere Balanced Fund, qualify for the dividend received deduction available to corporate shareholders.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Villere Balanced Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 209-1129 and on the Fund's website at www.villere.com. Furthermore, you can obtain the description on the
           ---------------
SEC's website at www.sec.gov.
                 -----------

Information regarding how the Villere Balanced Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 209-1129. Furthermore, you can obtain the Fund's proxy voting records on the SEC's website at www.sec.gov.
-----------

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Villere Balanced Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling toll-free at
(866) 209-1129. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov. The Fund's schedule of portfolio holdings is posted on its
   -----------
website at www.villere.com within ten business days after the calendar quarter
           ---------------
end.

TRUSTEES AND EXECUTIVE OFFICERS

The overall management of the business and affairs of the Trust is vested with its Board of Trustees (the "Board"). The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, the Administrator, Custodian and Transfer Agent. The day-to-day operations of the Trust are delegated to its officers, subject to the Fund's investment objectives, strategies, and policies and to general supervision by the Board.

The current Trustees and executive officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

                                                                                           Number of
                                                                                           Portfolios
                                       Term of Office                                       in Fund
Name,                     Position       and Length             Principal                Complex*<F10>          Other
Address                   with the        of Time           Occupation During               Overseen        Directorships
and Age                     Trust          Served            Past Five Years              by Trustees            Held
-------                   --------     --------------       -----------------             -----------       -------------

                                                 INDEPENDENT TRUSTEES OF THE TRUST
                                                 ---------------------------------

Dorothy A. Berry          Chairman       Indefinite         President, Talon                   1            None.
(born 1943)               and            Term               Industries, Inc.
2020 E. Financial Way     Trustee        since              (administrative,
Suite 100                                May 1991.          management and
Glendora, CA 91741                                          business consulting);
                                                            formerly Chief
                                                            Operating Officer,
                                                            Integrated Asset
                                                            Management
                                                            (investment advisor
                                                            and manager) and
                                                            formerly President,
                                                            Value Line, Inc.
                                                            (investment advisory
                                                            and financial
                                                            publishing firm).

Wallace L. Cook           Trustee        Indefinite         Financial Consultant;              1            None.
(born 1939)                              Term               formerly Senior Vice
2020 E. Financial Way                    since              President, Rockefeller
Suite 100                                May 1991.          Trust Co.; Financial
Glendora, CA 91741                                          Counselor, Rockefeller
                                                            & Co.

Carl A. Froebel           Trustee        Indefinite         Owner, Golf                        1            None.
(born 1938)                              Term               Adventures, LLC,
2020 E. Financial Way                    since              (Vacation Services).
Suite 100                                May 1991.          Formerly President
Glendora, CA 91741                                          and Founder,
                                                            National Investor
                                                            Data Services, Inc.
                                                            (investment related
                                                            computer software).

Rowley W.P. Redington     Trustee        Indefinite         President; Intertech               1            None.
(born 1944)                              Term               Computer Services
2020 E. Financial Way                    since              Corp. (computer
Suite 100                                May 1991.          services and
Glendora, CA 91741                                          consulting).

Steven J. Paggioli        Trustee        Indefinite         Consultant since                   1            Trustee,
(born 1950)                              Term               July 2001; formerly,                            Managers
2020 E. Financial Way                    since              Executive Vice                                  Funds;
Suite 100                                May 1991.          President, Investment                           Trustee,
Glendora, CA 91741                                          Company                                         Managers
                                                            Administration, LLC                             AMG Funds;
                                                            ("ICA") (mutual                                 Director,
                                                            fund administrator).                            Guardian
                                                                                                            Mutual
                                                                                                            Funds.

                                                       OFFICERS OF THE TRUST
                                                       ---------------------

Robert M. Slotky          President      Indefinite         Vice President, U.S.               1            Not
(born 1947)                              Term since         Bancorp Fund Services,                          Applicable.
2020 E. Financial Way                    Aug. 2002.         LLC since July 2001;
Suite 100                 Chief          Indefinite         formerly, Senior Vice
Glendora, CA 91741        Compliance     Term since         President, ICA (May
                          Officer        Sept. 2004         1997-July 2001).

Eric W. Falkeis           Treasurer      Indefinite         Vice President, U.S.               1            Not
(born 1973)                              Term since         Bancorp Fund Services,                          Applicable.
615 East Michigan St.                    August             LLC since 1997;
Milwaukee, WI 53202                      2002.              Chief Financial Officer,
                                                            Quasar Distributors,
                                                            LLC since 2000.

Angela L. Pingel          Secretary      Indefinite         Counsel, U.S.                      1            Not
(born 1971)                              Term since         Bancorp Fund                                    Applicable.
615 East Michigan St.                    December           Services LLC since
Milwaukee, WI 53202                      2005.              2004; formerly,
                                                            Associate, Krukowski
                                                            & Costello, S.C.,
                                                            (2002-2004);
                                                            formerly, Vice
                                                            President - Investment
                                                            Operations, Heartland
                                                            Advisors, Inc.
                                                            (1994-2002).

All Trustees of the Trust are not "interested persons" of the Trust as defined under the 1940 Act.

*<F10> The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes.

                                    Adviser
                       ST. DENIS J. VILLERE & COMPANY, LLC
                         601 Poydras Street, Suite 1808
                              New Orleans, LA 70130

                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                              Cincinnati, OH 45202

                                 Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202
                                 (866) 209-1129

                 Independent Registered Public Accounting Firm
                            TAIT, WELLER & BAKER LLP
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                             San Francisco, CA 94105

                             Villere Balanced Fund
                                 Symbol - VILLX
                               CUSIP - 742935539

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.villere.com.

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors/trustees.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ----------------------------------------------

     By (Signature and Title)  /s/ Robert M. Slotky
                               ----------------------------------
                               Robert M. Slotky, President

     Date  April 13, 2006
           -----------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)  /s/ Robert M. Slotky
                               ----------------------------------
                               Robert M. Slotky, President

     Date  April 13, 2006
           -----------------------------

     By (Signature and Title)  /s/ Eric W. Falkeis
                               ----------------------------------
                               Eric W. Falkeis, Treasurer

     Date  April 13, 2006
           -----------------------------

* Print the name and title of each signing officer under his or her signature.